FORM 13F HOLDINGS REPORT

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar year or Quarter ended :  December 31, 2004

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.): 		[      ]  is a restatement.
                                                		[      ]  adds
new holdings entries.



Institutional Investment Manager Filing this Report:

Name:		Arthur E. Hall
Address:	1726 Cedarwood Drive
		Minden, NV  89423

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager

Name:		Arthur E. Hall
Title:		Portfolio Manager
Phone:		775-782-5174
Signature, Place and Date of Signing:

	Arthur E. Hall		Minden, Nevada		December 31, 2004
Report Type		(Check only one.):

[ x ]		13F HOLDINGS REPORT

[    ]	13F NOTICE

[    ]	13F COMBINATION REPORT

List of Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

							FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		NONE

Form 13F Information Table Entry Total:		39

Form 13F Information Table Value Total:		$96839

FORM 13F INFORMATION TABLE

Name of Issuer
Title
of
Class
Cusip
Value
(1,000)
Shares
Investment
Discretion
Managers Voting Authority






Sole
Shared
None
ALDERWOODS GROUP
COM
014383103
    1136
100000
DEFINED 01
X


ALLTEL
COM
020039103
    2938
50000
DEFINED 01
X


ALLTEL
COM
020039103
    2174
37000
DEFINED 01


X
AMERICAN PWR CONV
COM
029066107
      535
25000
DEFINED 01
X


APPLIED MATERIALS
COM
038222105
    1283
75000
DEFINED 01
X


APPLIED MATERIALS
COM
038222105
    1710
100000
DEFINED 01


X
AT&T
COM
001957505
      171
8954
DEFINED 01


X
BIG DOG HLDINGS
COM
089128102
    1617
245729
DEFINED 01
X


CAPITAL AUTOMOTIV
COM
139733109
    4263
120000
DEFINED 01
X


CAPITAL AUTOMOTIV
COM
139733109
    1776
50000
DEFINED 01


X
CHINA YUCHAI
COM

    1328
100000
DEFINED 01
X


CIT GROUP
COM
125581108
    2291
50000
DEFINED 01
X


COMCAST
COM
200300200
   1458
44400
DEFINED 01
X


COMCAST Sp Cl A
COM
20030N200
     985
30000
DEFINED 01


X
COMCAST CL A
COM
20030N101
     482
14484
DEFINED 01


X
EQUIFAX
COM
294429105
   3437
122300
DEFINED 01
X


ENRON RESOURCES
COM
293562104
   5159
72300
DEFINED 01
X


FIRST CONSULTING
COM
31986R103
     480
78600
DEFINED 01
X


FRESH DEL MONTE
COM

   2887
97500
DEFINED 01
X


GLACIER WATER
COM
376395109
   1484
55000
DEFINED 01
X


INTL RECTIFIER
COM
460254105
   2229
50000
DEFINED 01
X


INTL RECTIFIER
COM
460254105
    1114
25000
DEFINED 01


X
3M
COM
88579y101
   2052
25000
DEFINED 01
X


3M
COM
88579Y101
  2052
25000
DEFINED 01


X
MARSH & MCLENNAN
COM
571748102
  1152
35000
DEFINED 01
X


MERCK
COM
589331107
  2250
70000
DEFINED 01
X


MERCK
COM
589331107
   1607
50000
DEFINED 01


X
NOVELL
COM
670006105
    274
40600
DEFINED 01
X


PEPSICO
COM
713448108
    522
10000
DEFINED 01
X


PHOTON DYNAMICS
COM
719364101
  1212
50000
DEFINED 01
X


PHOTON DYNAMICS
COM
719364101
    607
25000
DEFINED 01


X
PLAINS ALL AMER
COM
726503105
17738
542500
DEFINED 01
X


PLAINS EXPLORATION
COM
726505100
  7800
300000
DEFINED 01
X


SUPERVALU
COM
868536103
  5178
150000
DEFINED 01
X


SUPERVALU
COM
868536103
  1726
50000
DEFINED 01


X
TENARIS
COM
88031M109
  2199
44964
DEFINED 01
X


VALERO
COM
91913Y100
  2987
65800
DEFINED 01
X


VERIZON
COM
92343v104
  2026
50000
DEFINED 01

X

VIROLOGIC
COM
92823R201
  4520
1620000
DEFINED 01
X




TOTAL						 96839